8. Income Taxes (Details 2) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Allowance for loan losses	$ 1,463	$ 2,717
Accrued retirement expense	1,073	1,616
Other real estate	0	0
Federal credit carryforward	88	326
State credit carryforward	0	14
Restricted stock	243	745
Accrued bonuses	171	216
Interest income on nonaccrual loans	5	27
Other than temporary impairment	9	14
Other	0	23
Total gross deferred tax assets	3,052	5,698
Deferred tax liabilities:
Deferred loan fees	365	797
Accumulated depreciation	498	532
Prepaid expenses	14	78
Other	28	23
Unrealized gain on available for sale securities	1,072	1,807
Total gross deferred tax liabilities	1,977	3,237
Net deferred tax asset	$ 1,075	$ 2,461